PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2021		$31,513	$9,115	$7,389	$188	$48,205
Additions, net		6	(101)	—	—	(95)
Transfer from construction work-in-progress		95	284	218	1	598
Acquisitions through business combinations	2	—	—	21	—	21
Disposals	3	(97)	—	—	—	(97)
Items recognized through OCI:
Change in fair value		(2)	—	—	—	(2)
Foreign exchange		(288)	(123)	(217)	6	(622)
Items recognized through net income:
Depreciation		(311)	(284)	(179)	(16)	(790)
As at June 30, 2022		$30,916	$8,891	$7,232	$179	$47,218

Construction work-in-progress
As at December 31, 2021		278	295	649	5	1,227
Additions, net		84	441	498	4	1,027
Transfer to property, plant and equipment		(95)	(284)	(218)	(1)	(598)
Acquisitions through business combinations	2	—	—	692	—	692
Items recognized through OCI:
Change in fair value		—	19	—	—	19
Foreign exchange		8	(6)	7	—	9
As at June 30, 2022		$275	$465	$1,628	$8	$2,376
Total property, plant and equipment, at fair value
As at December 31, 2021(2)		$31,791	$9,410	$8,038	$193	$49,432
As at June 30, 2022(2)		$31,191	$9,356	$8,860	$187	$49,594
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $65 million (2021: $69 million) in hydroelectric, $170 million (2021: $174 million) in wind, $174 million (2021: $186 million) in solar, and $2 million (2021: $2 million) in other.